Great-West Funds, Inc.

8515 East Orchard Road

Greenwood Village, CO 80111

June 24, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Great-West Funds, Inc.
Post-Effective Amendment No. 138 to Registration Statement on Form N-1A
File Nos. 2-75503, 811-03364

Commissioners:

Filed herewith is post-effective amendment no. 138 (“Amendment No. 138”) to the above referenced registration statement filed on behalf of Great-West Funds, Inc. pursuant to Rule 485(a)(2) under the Securities Act of 1933.

The purpose of Amendment No. 138 is to update Great-West Funds, Inc.’s registration statement to reflect the addition of a new fund, which is a series of Great-West Funds, Inc. Amendment No. 138 is not intended to amend or delete any part of the registration statement, except as noted therein.

To assist the Commission staff, we are delivering a courtesy copy of Amendment No. 138 to Mr. Patrick Scott in the Division of Investment Management, Disclosure Review Office No. 3.

Please direct any question or comment regarding Amendment No. 138 to me at (303) 737-4675 or to Renee Hardt at Vedder Price P.C. at (312) 609-7616.

Sincerely,

/s/ Ryan L. Logsdon

Ryan L. Logsdon

Assistant Vice President, Counsel & Secretary

Enclosures

cc:	Mr. Patrick Scott, Esq., Division of Investment Management, Disclosure Review Office No. 3 Ms. Renee Hardt, Esq.